Related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Wages, benefits and professional fees paid	$ 391,655	$ 337,794	$ 369,494
Research and development fees	110,445	200,229	238,813
Directors' fees paid	172,229	182,675	127,053
Professional fees	616,859	514,263	454,071
Payable to directors of the company	11,120	6,805
IFRS Chief Executive Officer
Related party transactions
Consulting fees	0	0	3,512
Payable to directors of the company	7,705	14,631
Former Chief Financial Officer
Related party transactions
Payable to directors of the company		8,000
IFRS Chief Financial Officer
Related party transactions
Professional fees	6,515
Payable to directors of the company	8,000
Chief Technology Officer
Related party transactions
Wages and benefits paid	0	0	59,075
Chief Business Officer
Related party transactions
Consulting fees	157,500	280,000	44,946
Payable to directors of the company	12,500	15,000
IFRS Board Of Directors Chairman
Related party transactions
Directors' fees paid	123,133	133,967	68,617
Former Chief Financial Officer
Related party transactions
Professional fees	$ 149,820	$ 156,217	$ 164,547